Derivative Financial Instruments and Hedging (Credit Derivatives) (Detail) - Credit Default Swap [Member] ¥ in Millions	Mar. 31, 2023 JPY (¥)
Credit Derivatives [Line Items]
Maximum potential amount of future payment under the credit derivative	¥ 1,000
Fair value of the credit derivative	¥ (3)